Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 81,842	$ 13,469
Accounts receivable	10,311	27,774
Accounts receivable - related party	25,000
Inventories	213,843	255,674
Prepaid expenses and deposits	61,000	11,300
Total current assets	391,996	308,217
Deferred financing costs	9,912
Total Assets	401,908	308,217
Accounts payable and accrued liabilities	281,713	534,133
Short term note payable	575,000	602,158
Short term convertible notes payable	380,590
Derivative liability	9,768
Due to stockholder	683,937	750,000
Total Current liabilities	1,931,008	1,886,291
Long term convertible notes payable	64,702	34,122
Total Liabilities	1,995,710	1,920,413
Stockholders’ equity (deficit)
Capital Stock Authorized: 100,000,000 common share, $0.001 par value , Issued and outstanding shares: 7272062 and 1, respectively March 31, 2012 and December 31, 2011	727
Additional paid in capital	661,517	1
Capital stock subscribed, but unissued	5,385	294,898
Deficit	(2,261,431)	(1,907,095)
Total stockholders’ equity	(1,593,802)	(1,612,196)
Total	$ 401,908	$ 308,217